Legal Matters	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Legal Matters

20. Legal Matters

From time to time, the Company may become subject to arbitration, litigation or claims arising in the ordinary course of its business. The Company is not currently a party to any arbitration or legal proceeding that, if determined adversely to the Company, would have a material adverse effect on its business, operating results or financial condition. The results of any future claims or proceedings cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.